Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum lease Payments For Non-cancellable Operating Leases	Future minimum lease payments for non-cancellable operating leases are as follows:

As of December 31, 2021
RMB
2022	18,746
2023	13,922
2024	7,167
2025	4,320
2026	—

44,155